SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN BALANCED FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Balanced Fund (“Balanced Fund”)

Effective immediately, Lisa Brown-Premo, Bob Rowe, Chris Kauffman, CFA and Gary Pzegeo, CFA have been added as portfolio managers of the Balanced Fund.

Ms. Brown-Premo is a Managing Director, Senior Portfolio Manager and Head of Tattersall Advisory Group’s Mortgage-Backed Securities/Structured Products group. She has been with Tattersall Advisory Group (“TAG”) or an affiliate firm since 1986.

Mr. Rowe is a Director and Senior Portfolio Manager with TAG’s Mortgage-Backed Securities/Structured Products group. He has been with TAG or an affiliate firm since 1998.

Mr. Kauffman is an Associate Director and Senior Portfolio Manager with TAG’s Mortgage-Backed Securities/Structured Products group. He has been with TAG or an affiliate firm since 2003. Previously, he served as Investment Officer for NISA Investment Advisors from 1997 to 2003.

Mr. Pzegeo is a Managing Director, Senior Portfolio Manager and Head of TAG’s High Yield group. He has been with TAG or an affiliate firm since 2005. Previously, he served as a Vice President and Portfolio Manager with Gannett Welsh & Kotler from 2001 to 2005.

The sections of Balanced Fund’s prospectus entitled "Fund Facts" and "The Fund’s Portfolio Managers" are revised accordingly.

II.            Evergreen Limited Duration Fund (“Limited Duration Fund”)

Effective immediately, Lisa Brown-Premo has been added as a portfolio manager of Limited Duration Fund.

Ms. Brown-Premo is a Managing Director, Senior Portfolio Manager and Head of TAG’s Mortgage-Backed Securities/Structured Products group. She has been with TAG or an affiliate firm since 1986.

The sections of Limited Duration Fund’s prospectuses entitled "Fund Facts" and "The Funds' Portfolio Managers" are revised accordingly.

November 13, 2006                                                                                                               578018 (11/06)